Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	$ 73,149
Ending Balance	61,325	$ 73,149
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	98,206	96,692
Acquisition	2,505	1,500
Additions	3,260	87
Dispositions		(73)
Ending Balance	103,971	98,206
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	25,057	21,807
Amortization	2,589	2,333
Impairment	15,000	935
Dispositions		(18)
Ending Balance	42,646	25,057
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	61,453
Ending Balance	46,281	61,453
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	81,900	80,400
Acquisition	0	1,500
Additions	0	0
Dispositions		0
Ending Balance	81,900	81,900
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	20,447	19,317
Amortization	172	195
Impairment	15,000	935
Dispositions		0
Ending Balance	35,619	20,447
Franchises Agreements
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	6,939
Ending Balance	5,686	6,939
Franchises Agreements | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	10,000	10,000
Acquisition	0	0
Additions	0	0
Dispositions		0
Ending Balance	10,000	10,000
Franchises Agreements | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,061	1,811
Amortization	1,253	1,250
Impairment	0	0
Dispositions		0
Ending Balance	4,314	3,061
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,007
Ending Balance	3,121	4,007
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,556	5,542
Acquisition	0	0
Additions	33	87
Dispositions		(73)
Ending Balance	5,589	5,556
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,549	679
Amortization	919	888
Impairment	0	0
Dispositions		(18)
Ending Balance	2,468	1,549
Retail Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	750
Ending Balance	6,237	750
Retail Licenses | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	750	750
Acquisition	2,505	0
Additions	3,227	0
Dispositions		0
Ending Balance	6,482	750
Retail Licenses | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	0
Amortization	245	0
Impairment	0	0
Dispositions		0
Ending Balance	$ 245	$ 0